Loans and other liabilities - Movement in liabilities deriving from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes from financing cash flows:
Additional Leases related to the adoption of IFRS16		$ 236,000
Long-term Loans and other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 226,525	306,032
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities	9,052	10,547
Repayment of borrowings and lease liabilities	(9,258)	(65,397)
Change in short-term loans	6,071	3,318
Other Changes	1,950	(27,975)
Ending balance	234,340	226,525
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	455,474	450,969
Changes from financing cash flows:
Repayment of borrowings and lease liabilities	(61,705)	(9,639)
Other Changes	29,931	14,144
Ending balance	423,700	455,474
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	857,326	614,048
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities		3,282
Repayment of borrowings and lease liabilities	(265,262)	(225,727)
Additional Leases	447,647	458,581
Modifications	134,777
Other Changes	(472)	7,142
Ending balance	$ 1,174,016	$ 857,326